UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
December 31, 2016
(unaudited)

Principal Amount	General Obligation Bonds (40.4%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (26.7%):

	City and County of Honolulu, Hawaii, Refunding, Series B
$5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	$5,576,700
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,335,250
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,417,950

	City and County of Honolulu, Hawaii, Series A
1,010,000	5.000%, 10/01/19	Aa1/NR/AA+	1,104,486
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,238,060
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,282,580
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,319,020
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,353,000
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	5,963,600
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,619,380
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	5,971,300
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,315,060
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,781,700
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,684,800
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,676,100
4,000,000	4.000%, 11/01/35	Aa1/NR/AA+	4,144,920

	City and County of Honolulu, Hawaii, Series A, Refunding
5,070,000	5.000%, 04/01/19	Aa1/NR/AA+	5,473,166

	City and County of Honolulu, Hawaii, Series B
2,295,000	4.000%, 10/01/20	Aa1/NR/AA+	2,478,462
3,845,000	4.000%, 10/01/23	Aa1/NR/AA+	4,263,451

	City and County of Honolulu, Hawaii, Series B
5,385,000	5.000%, 11/01/21	Aa1/NR/AA+	6,153,278
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	5,805,500
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,392,650
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,587,400
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,449,200

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,364,790
1,300,000	5.000%, 10/01/24	Aa1/NR/AA+	1,550,536
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,122,990
2,000,000	5.000%, 10/01/27	Aa1/NR/AA+	2,376,440

	City and County of Honolulu, Hawaii, Series C
1,000,000	5.000%, 10/01/24	Aa1/NR/AA+	1,192,720

	City and County of Honolulu, Hawaii, Series F
5,025,000	5.000%, 09/01/19	Aa1/NR/AA+	5,482,476
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,460,650

	County of Hawaii, Series A
1,155,000	5.250%, 07/15/17	Aa2/AA-/AA-	1,181,392

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,705,905

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,808,340

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,043,080

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,774,559

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	576,930
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,152,130
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,152,710
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,805,564
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,140,110
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,138,970

	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,056,510

	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	766,155

	County of Hawaii, Series B
1,000,000	5.000%, 09/01/17	Aa2/AA-/AA-	1,026,390

	County of Hawaii, Series D-BAN***
15,000,000	1.730%, 06/28/17	NR/NR/NR*	15,000,000

	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	861,472

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,057,490
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,573,966
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,357,118
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,047,430
970,000	3.000%, 08/01/25	Aa2/AA/AA-	994,560
600,000	3.000%, 08/01/26	Aa2/AA/AA-	611,430
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,538,370
345,000	5.000%, 08/01/29	Aa2/AA/AA-	396,957

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	932,855
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,151
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,652

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,044,015
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,011,580

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,193,044
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,989,230
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,576,493

	County of Maui, Hawaii, Series 2012
270,000	5.000%, 06/01/21	Aa1/AA+/AA+	307,047

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,524,101

	County of Maui, Hawaii, Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,052,940
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,627,650
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,199,079
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,193,863
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,773,273

	Total City & County		202,404,126

	State (13.7%):

	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	146,786

	State of Hawaii, Series DQ
500,000	5.000%, 06/01/17	Aa1/AA+/AA	508,380

	State of Hawaii, Series DY, Refunding
3,815,000	5.000%, 02/01/20	Aa1/AA+/AA	4,204,740

	State of Hawaii, Series DZ, Unrefunded balance
790,000	5.000%, 12/01/19	Aa1/AA+/AA	866,891
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,475,955
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,064,108
1,730,000	5.000%, 12/01/29	Aa1/AA+/AA	1,943,776
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,595,347

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,364,893
5,300,000	5.000%, 11/01/25	Aa1/AA+/AA	6,091,025

	State of Hawaii, Series EE, Unrefunded balance
385,000	5.000%, 11/01/22	Aa1/AA+/AA	447,251
125,000	5.000%, 11/01/24	Aa1/AA+/AA	143,951
290,000	5.000%, 11/01/27	Aa1/AA+/AA	331,751

	State of Hawaii, Series EF
1,140,000	5.000%, 11/01/23	Aa1/AA+/AA	1,314,853

	State of Hawaii, Series EH
500,000	5.000%, 08/01/18	Aa1/AA+/AA	529,340
1,500,000	5.000%, 08/01/20	Aa1/AA+/AA	1,672,500
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,080,584

	State of Hawaii, Series EH, Unrefunded balance
320,000	5.000%, 08/01/21	Aa1/AA+/AA	363,843

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa1/AA+/AA	2,351,600

	State of Hawaii, Series EO, Refunding
5,000,000	5.000%, 08/01/21	Aa1/AA+/AA	5,685,050
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,679,880
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,330,940
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,160,250
1,000,000	5.000%, 08/01/30	Aa1/AA+/AA	1,156,540

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,312,580
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,967,185
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,952,300
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	5,917,950
5,245,000	5.000%, 08/01/26	Aa1/AA+/AA	6,168,120

	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,772,202

	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,395,460

	State of Hawaii, Series FB
2,000,000	5.000%, 04/01/24	Aa1/AA+/AA	2,371,320
6,100,000	5.000%, 04/01/27	Aa1/AA+/AA	7,339,703
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,468,098

	State of Hawaii, Series FG
5,000,000	3.000%, 10/01/19	Aa1/AA+/AA	5,197,700
8,025,000	5.000%, 10/01/21	Aa1/AA+/AA	9,154,920
2,000,000	3.000%, 10/01/22	Aa1/AA+/AA	2,104,560

	Total State		103,632,332

	Total General Obligation Bonds		306,036,458

	Revenue Bonds (34.6%):

	Airport (4.5%):

	State of Hawaii Airport System Revenue Refunding, AMT
500,000	3.000%, 07/01/17	A1/A+/A	504,790
1,000,000	5.000%, 07/01/45	A1/A+/A	1,077,340

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/A+/A	14,465,360
5,000,000	5.000%, 07/01/22	A1/A+/A	5,523,150
1,500,000	5.000%, 07/01/23	A1/A+/A	1,647,585
2,000,000	5.000%, 07/01/24	A1/A+/A	2,190,580

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/A+/A	1,282,963
1,000,000	5.250%, 07/01/23	A1/A+/A	1,114,900

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/A+/A	2,158,700
3,000,000	5.000%, 07/01/22	A1/A+/A	3,320,550

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
300,000	5.000%, 08/01/21	A2/A/A-	333,306

	Total Airport		33,619,224

	Education (3.1%):

	University of Hawaii, Revenue Refunding, Med School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	568,210
1,515,000	5.000%, 10/01/25	Aa2/NR/AA	1,797,548
1,685,000	5.000%, 10/01/29	Aa2/NR/AA	1,977,027

	University of Hawaii, Series A
1,510,000	5.000%, 10/01/17	Aa2/NR/AA	1,554,666
1,000,000	4.000%, 10/01/18	Aa2/NR/AA	1,046,440
2,725,000	5.500%, 10/01/22	Aa2/NR/AA	3,005,512
5,225,000	5.250%, 10/01/34	Aa2/NR/AA	5,675,238

	University of Hawaii, Series A-2
2,175,000	4.000%, 10/01/17	Aa2/NR/AA	2,223,372
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,062,940

	University of Hawaii, Series B
750,000	4.000%, 10/01/23	Aa2/NR/AA	829,643
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,393,250
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,245,825
1,000,000	5.000%, 10/01/26	Aa2/NR/AA	1,181,350

	Total Education		23,561,021

	Housing (0.6%):

	Hawaii State Department of Hawaiian Home Lands
715,000	5.000%, 04/01/17	A1/NR/A	721,707
1,000,000	5.500%, 04/01/20	A1/NR/A	1,079,430

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	1,877,943

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
1,065,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+/AAA	1,103,031

	Total Housing		4,782,111

	Medical (5.8%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/A/A+	1,014,561
695,000	5.000%, 07/01/20	A1/A/A+	766,905
750,000	5.000%, 07/01/21	A1/A/A+	843,735
1,000,000	5.000%, 07/01/24	A1/A/A+	1,145,670
685,000	5.000%, 07/01/25	A1/A/A+	779,948
1,355,000	5.000%, 07/01/27	A1/A/A+	1,526,475

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/A/A+	463,453

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,237,382
1,265,000	5.000%, 07/01/21	A1/AA-/NR	1,424,251
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,719,375
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,246,732
2,760,000	5.000%, 07/01/24	A1/AA-/NR	3,259,560
1,310,000	5.000%, 07/01/25	A1/AA-/NR	1,564,625
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,031,023
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,355,180
850,000	5.000%, 07/01/28	A1/AA-/NR	995,316
14,790,000	5.000%, 07/01/35	A1/AA-/NR	16,626,622

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB+	3,811,951

	Total Medical		43,812,764

	Transportation (8.1%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	18,479,242
4,025,000	5.625%, 07/01/40	A2/A+/A+	4,465,496

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	4,910,000
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,450,000

	State of Hawaii Harbor System, Series A, AMT
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,259,145

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,043,240
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,476,426

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	589,880
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,850,559
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,417,142

	State of Hawaii Highway Revenue, Series A
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,050,100
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,929,350
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,078,938

	Total Transportation		60,999,518

	Utility (0.7%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), AMT

2,000,000	4.650%, 03/01/37 FGIC Insured	Baa2/BBB-/NR	1,966,480

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
3,655,000	1.467%, 07/01/22	Aaa/AAA/AAA	3,593,559

	Total Utility		5,560,039

	Water & Sewer (11.8%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
150,000	5.000%, 07/01/21	Aa2/NR/AA+	169,917

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,176,390
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,190,070
1,700,000	5.000%, 07/01/26	Aa2/NR/AA+	2,021,827
800,000	5.000%, 07/01/27	Aa2/NR/AA+	946,008

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,600,000	5.000%, 07/01/28	Aa2/NR/AA+	1,884,784

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,273,685
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,415,121
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,676,465
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,430,853
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,938,620

	City and County of Honolulu, Hawaii, Wastewater System
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,043,410

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded balance
445,000	5.000%, 07/01/20	Aa2/NR/AA	483,363

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Unrefunded Balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	575,421

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2011A
1,320,000	3.250%, 07/01/20	Aa2/NR/AA	1,388,099

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,712,700
1,000,000	5.000%, 07/01/37	Aa2/NR/AA	1,133,510
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,792,850

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,878,200
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,151,900
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,169,470

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,151,280
2,000,000	5.000%, 07/01/23	Aa2/NR/AA	2,340,860
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,366,520
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,483,588
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,335,320
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,325,460

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
1,000,000	5.000%, 07/01/24	Aa2/NR/AA	1,183,260
4,000,000	5.000%, 07/01/27	Aa2/NR/AA	4,817,600
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,476,160

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,999,622

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	960,517
2,000,000	5.000%, 07/01/22	Aa3/NR/AA-	2,296,980
1,800,000	5.000%, 07/01/24	Aa3/NR/AA-	2,120,382
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,763,960

	Total Water & Sewer		89,074,172

	Total Revenue Bonds		261,408,849

	Pre-Refunded\ Escrowed to Maturity Bonds (23.6%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (16.9%)

	City & County (8.6%):

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 4/01/19 @100
4,105,000	5.000%, 04/01/20	Aa1/NR/AA+	4,429,541
525,000	5.000%, 04/01/25	Aa1/NR/AA+	566,507
1,985,000	5.250%, 04/01/32	Aa1/NR/AA+	2,152,832

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 7/01/17 @100
230,000	5.000%, 07/01/22 AGM Insured	Aa1/AA/AA+	234,522
2,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	2,039,320
2,620,000	5.000%, 07/01/30 AGM Insured	Aa1/AA/AA+	2,671,509

	County of Hawaii, Prerefunded to 7/15/18 @100
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,012,661
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,390,701
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,126,653
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,532,748
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	3,844,733

	County of Hawaii, Series A, Prerefunded to 3/01/20 @100
1,000,000	5.000%, 03/01/26	Aa2/AA-/AA-	1,104,200

	County of Hawaii, 2010-Series A, Prerefunded to 3/01/20 @100
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,169,054

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 9/01/19 @100
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	3,840,375
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,191,495
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,108,678
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,419,891
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,990,461

	Total City & County		64,825,881

	State (8.3%):

	Guam Government, Series A, Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,717,200

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	751,394

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100

3,040,000	5.000%, 04/01/23 AMBAC Insured	Aa1/AA/NR	3,070,157

	State of Hawaii, Series DK, ETM 5/01/18
490,000	5.000%, 05/01/18	NR/NR/NR*	514,941

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	977,337
55,000	5.000%, 05/01/20	NR/NR/NR*	57,762
15,000	5.000%, 05/01/20	Aa1/AA+/NR	15,764
1,000,000	4.400%, 05/01/26	Aa1/AA+/AA	1,043,050

	State of Hawaii, Series DN, Prerefunded to 08/01/18 @100
665,000	5.250%, 08/01/25	NR/NR/NR*	706,602
335,000	5.250%, 08/01/25	Aa1/AA+/AA	356,229

	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
6,620,000	5.000%, 06/01/23	NR/NR/NR*	7,175,153
3,380,000	5.000%, 06/01/23	Aa1/AA+/AA	3,667,638
600,000	5.000%, 06/01/25	NR/NR/NR*	650,316
400,000	5.000%, 06/01/25	Aa1/AA+/AA	434,040

	State of Hawaii, Series DZ, ETM
710,000	5.000%, 12/01/19	NR/NR/NR*	779,317

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,565,000	5.000%, 12/01/26	NR/NR/NR*	4,080,249
1,945,000	5.000%, 12/01/28	NR/NR/NR*	2,226,111

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,246,206
2,440,000	5.000%, 12/01/28	NR/NR/NR*	2,792,653
8,845,000	5.000%, 12/01/29	NR/NR/NR*	10,123,368
4,185,000	5.000%, 12/01/30	NR/NR/NR*	4,789,858

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
4,615,000	5.000%, 11/01/22	NR/NR/NR*	5,383,259
1,375,000	5.000%, 11/01/24	NR/NR/NR*	1,603,896
850,000	5.000%, 11/01/27	NR/NR/NR*	991,500

	State of Hawaii, Series EH, ETM
680,000	5.000%, 08/01/21	NR/NR/NR*	773,486

	Total State		62,927,486

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		127,753,367

	Pre-Refunded Revenue Bonds (6.7%)

	Transportation (2.9%):

	State of Hawaii Highway Revenue, Prerefunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,696,899

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,878,220
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,700,117
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,562,553

	Total Transportation		21,837,789

	Water & Sewer (3.8%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,983,850
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	5,001,427
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,297,200

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	602,847
1,925,000	5.000%, 07/01/21	NR/NR/NR*	2,090,954
1,565,000	5.000%, 07/01/22	NR/NR/NR*	1,699,919
1,235,000	5.000%, 07/01/22	Aa2/NR/AA	1,341,469
1,845,000	5.000%, 07/01/23	NR/NR/NR*	2,004,057
1,455,000	5.000%, 07/01/23	Aa2/NR/AA	1,580,436
1,395,000	5.000%, 07/01/24	NR/NR/NR*	1,515,263
1,105,000	5.000%, 07/01/24	Aa2/NR/AA	1,200,262

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,159,160
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,159,160

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2009 A, Prerefunded to 07/01/19 @100
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,173,107

	Total Water & Sewer		28,809,111

	Total Pre-Refunded Revenue Bonds		50,646,900

	Total Pre-Refunded\ Escrowed to Maturity Bonds		178,400,267

	Total Municipal Bonds (cost $728,756,313)		745,845,574

Shares	Short-Term Investment (0.3%)
2,345,480	Dreyfus Government Cash Management, Institutional Shares, 0.45%**(cost $2,345,480)	Aaa-mf/AAAm/NR	2,345,480

	Total Investments (cost $731,101,793-note b) - 98.9%		748,191,054
	Other assets less liabilities - 1.1%		8,648,520
	NET ASSETS - 100.0%		$756,839,574

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa and Aaa-m of Moody's	0.9%
Prerefunded bonds\ ETM bonds ††	23.9
Aa of Moody's or AA of S&P	58.1
A of Moody's	14.3
BBB of Fitch	0.8
Not rated*	2.0
100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

*** Illiquid security: This security represents 2.0% of net assets.

† Calculated using the Moody's rating unless otherwise noted.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
December 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $731,101,793 amounted to $17,089,261 which consisted of aggregate gross unrealized appreciation of $22,101,047 and aggregate gross unrealized depreciation of $5,011,786.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$2,345,480
Level 2 – Other Significant Observable Inputs- Municipal Bonds	745,845,574
Level 3 – Significant Unobservable Inputs	-
Total	$748,191,054
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 17, 2017

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 17, 2017